UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
12/31/16 (Unaudited)

COMMON STOCKS (37.4%)(a)
			Shares	Value

Basic materials (1.3%)

Asahi Kasei Corp. (Japan)			37,000	$322,125

Ashland Global Holdings, Inc.			86	9,399

BASF SE (Germany)			14,470	1,349,486

Bemis Co., Inc.			234	11,190

Boliden AB (Sweden)			27,288	710,885

Cabot Corp.			4,200	212,268

Celanese Corp. Ser. A			10,500	826,770

Covestro AG (Germany)			5,055	347,751

Evonik Industries AG (Germany)			23,662	704,533

Fletcher Building, Ltd. (New Zealand)			7,219	53,026

Fortescue Metals Group, Ltd. (Australia)			36,205	152,886

Fresnillo PLC (Mexico)			2,093	31,082

Glencore PLC (United Kingdom)(NON)			22,128	74,374

Graphic Packaging Holding Co.			40,400	504,192

Hitachi Chemical Co., Ltd. (Japan)			9,900	247,047

Hitachi Metals, Ltd. (Japan)			4,200	56,755

Johnson Matthey PLC (United Kingdom)			9,865	385,466

Kajima Corp. (Japan)			23,000	158,781

Kuraray Co., Ltd. (Japan)			12,500	187,049

Mitsubishi Chemical Holdings Corp. (Japan)			21,200	136,613

Mitsubishi Gas Chemical Co., Inc. (Japan)			10,100	171,978

Mitsubishi Materials Corp. (Japan)			2,700	82,422

Newcrest Mining, Ltd. (Australia)			2,423	34,163

Newmont Mining Corp.			66,600	2,269,062

Reliance Steel & Aluminum Co.			7,559	601,243

Sherwin-Williams Co. (The)			120	32,249

Shin-Etsu Chemical Co., Ltd. (Japan)			2,600	200,383

Sika AG (Switzerland)			47	225,765

Skanska AB (Sweden)			20,948	493,715

Sonoco Products Co.			210	11,067

Steel Dynamics, Inc.			15,200	540,816

Stora Enso OYJ Class R (Finland)			35,669	382,098

Taisei Corp. (Japan)			45,000	314,537

UPM-Kymmene OYJ (Finland)			20,318	497,932

voestalpine AG (Austria)			4,495	176,475

W.R. Grace & Co.			4,600	311,144

Yara International ASA (Norway)			12,474	491,204

				13,317,931
Capital goods (2.3%)

ABB, Ltd. (Switzerland)			461	9,705

ACS Actividades de Construccion y Servicios SA (Spain)			15,705	495,101

Allegion PLC (Ireland)			8,400	537,600

Allison Transmission Holdings, Inc.			55,100	1,856,319

AO Smith Corp.			11,800	558,730

Atlas Copco AB Class A (Sweden)			5,573	169,405

Avery Dennison Corp.			462	32,442

BAE Systems PLC (United Kingdom)			30,028	218,069

Berry Plastics Group, Inc.(NON)			11,633	566,876

BWX Technologies, Inc.			11,378	451,707

Carlisle Cos., Inc.			3,975	438,403

Crane Co.			2,800	201,936

Crown Holdings, Inc.(NON)			45,248	2,378,687

Daikin Industries, Ltd. (Japan)			600	54,948

Fluor Corp.			8,600	451,672

General Dynamics Corp.			304	52,489

GKN PLC (United Kingdom)			7,209	29,367

Hitachi High-Technologies Corp. (Japan)			100	4,025

Honeywell International, Inc.			12,883	1,492,496

Ingersoll-Rand PLC			18,800	1,410,752

Jacobs Engineering Group, Inc.(NON)			7,100	404,700

JTEKT Corp (Japan)			4,000	63,777

KBR, Inc.			12,400	206,956

MAN SE (Germany)			524	52,048

Mitsubishi Electric Corp. (Japan)			18,200	253,009

Northrop Grumman Corp.			12,802	2,977,489

NSK, Ltd. (Japan)			7,800	89,964

Quanta Services, Inc.(NON)			43,100	1,502,035

Raytheon Co.			21,047	2,988,674

Schindler Holding AG Part. Cert. (Switzerland)			268	46,814

Sumitomo Heavy Industries, Ltd. (Japan)			17,000	109,175

Thales SA (France)			3,300	319,750

Vinci SA (France)			7,630	518,986

Waste Management, Inc.			25,636	1,817,849

Xylem, Inc.			13,400	663,568

				23,425,523
Communication services (1.4%)

ACC Claims Holding, LLC Class A (Units)(F)			102,750	617

AT&T, Inc.			899	38,234

BCE, Inc. (Canada)			1,088	47,024

BT Group PLC (United Kingdom)			67,814	307,085

Cable One, Inc.			400	248,692

Comcast Corp. Class A			574	39,635

Eutelsat Communications SA (France)			2,835	54,880

Juniper Networks, Inc.			97,053	2,742,718

KDDI Corp. (Japan)			13,100	330,748

NICE, Ltd. (Israel)			2,525	173,201

Nippon Telegraph & Telephone Corp. (Japan)			18,000	756,644

NTT DoCoMo, Inc. (Japan)			26,357	599,378

Orange SA (France)			21,086	319,997

PCCW, Ltd. (Hong Kong)			121,000	65,207

Telenor ASA (Norway)			27,966	416,962

Telstra Corp., Ltd. (Australia)			166,931	613,510

Verizon Communications, Inc.			136,000	7,259,680

				14,014,212
Conglomerates (0.1%)

Siemens AG (Germany)			8,581	1,054,793

				1,054,793
Consumer cyclicals (5.6%)

Adidas AG (Germany)			141	22,284

Amazon.com, Inc.(NON)			7,700	5,773,999

Aramark			169	6,037

Aristocrat Leisure, Ltd. (Australia)			28,275	315,486

Asahi Glass Co., Ltd. (Japan)			12,000	81,528

Automatic Data Processing, Inc.			936	96,202

AutoZone, Inc.(NON)			86	67,922

Berkeley Group Holdings PLC (The) (United Kingdom)			1,113	38,472

Boral, Ltd. (Australia)			14,440	56,180

Bridgestone Corp. (Japan)			1,600	57,555

Carter's, Inc.			15,302	1,321,940

CBS Corp. Class B (non-voting shares)			612	38,935

Christian Dior SE (France)			1,968	412,310

Cie Generale des Etablissements Michelin (France)			2,557	284,412

Clorox Co. (The)			13,747	1,649,915

Compass Group PLC (United Kingdom)			39,501	728,095

Continental AG (Germany)			348	67,743

Dai Nippon Printing Co., Ltd. (Japan)			65,000	640,903

Daito Trust Construction Co., Ltd. (Japan)			1,500	225,287

Discovery Communications, Inc. Class A(NON)(S)			133,100	3,648,271

Dollar General Corp.			889	65,848

Electrolux AB Ser. B (Sweden)			10,946	271,775

Euronet Worldwide, Inc.(NON)			4,500	325,935

Fiat Chrysler Automobiles NV (Italy)			35,908	326,161

Flight Centre Travel Group, Ltd. (Australia)			5,091	114,548

Fuji Heavy Industries, Ltd. (Japan)			8,400	341,681

Global Payments, Inc.			3,200	222,112

Hakuhodo DY Holdings, Inc. (Japan)			6,100	74,975

Harvey Norman Holdings, Ltd. (Australia)			122,458	453,804

Hasbro, Inc.			423	32,905

Hino Motors, Ltd. (Japan)			8,700	88,288

Home Depot, Inc. (The)			38,101	5,108,582

Howard Hughes Corp. (The)(NON)			1,300	148,330

Hyatt Hotels Corp. Class A(NON)			3,695	204,186

Industrivarden AB Class A (Sweden)			10,096	199,682

International Game Technology PLC			11,200	285,824

Interpublic Group of Cos., Inc. (The)			52,693	1,233,543

ISS A/S (Denmark)			1,401	47,207

John Wiley & Sons, Inc. Class A			2,615	142,518

KAR Auction Services, Inc.			21,100	899,282

Kia Motors Corp. (South Korea)			6,069	196,923

Kimberly-Clark Corp.			16,672	1,902,609

Kingfisher PLC (United Kingdom)			199,853	860,641

Lagardere SCA (France)			3,817	106,029

Lear Corp.			10,000	1,323,700

Liberty Interactive Corp. Class A(NON)			15,200	303,696

Liberty SiriusXM Group Class A(NON)			16,200	559,224

Lowe's Cos., Inc.			48,386	3,441,212

Macy's, Inc.			3,700	132,497

Madison Square Garden Co. (The) Class A(NON)			924	158,475

Marks & Spencer Group PLC (United Kingdom)			60,829	261,908

Masco Corp.			63,700	2,014,194

Mazda Motor Corp. (Japan)			19,100	310,234

Namco Bandai Holdings, Inc. (Japan)			6,200	170,678

News Corp. Class A			47,100	539,766

News Corp. Class B			313	3,693

Nintendo Co., Ltd. (Japan)			400	83,618

Omnicom Group, Inc.			33	2,809

Owens Corning			14,300	737,308

Panasonic Corp. (Japan)			7,600	77,132

Pearson PLC (United Kingdom)			34,761	348,849

Peugeot SA (France)(NON)			17,574	286,495

PVH Corp.			13,886	1,253,073

RELX PLC (United Kingdom)			13,576	241,437

Renault SA (France)			6,066	539,376

RR Donnelley & Sons Co.			7,066	115,317

RTL Group SA (Belgium)			3,576	262,106

Scotts Miracle-Gro Co. (The) Class A			109	10,415

Securitas AB Class B (Sweden)			3,555	55,910

ServiceMaster Global Holdings, Inc.(NON)			15,863	597,559

Shimamura Co., Ltd. (Japan)			700	87,332

Stanley Black & Decker, Inc.			5,700	653,733

Suzuki Motor Corp. (Japan)			1,500	52,654

TABCORP Holdings, Ltd. (Australia)			157,060	544,918

Taylor Wimpey PLC (United Kingdom)			54,346	102,065

Thor Industries, Inc.			3,800	380,190

TJX Cos., Inc. (The)			594	44,627

Toppan Printing Co., Ltd. (Japan)			17,000	162,014

TransUnion(NON)			6,200	191,766

TUI AG (Germany)			7,111	101,603

Twenty-First Century Fox, Inc.			49,338	1,383,438

Urban Outfitters, Inc.(NON)			14,500	412,960

Vail Resorts, Inc.			3,324	536,194

Valeo SA (France)			7,315	420,317

Vantiv, Inc. Class A(NON)			17,239	1,027,789

Vista Outdoor, Inc.(NON)			3,500	129,150

Visteon Corp.			9,200	739,128

Wal-Mart Stores, Inc.			77,900	5,384,448

William Hill PLC (United Kingdom)			35,256	125,658

Wolters Kluwer NV (Netherlands)			9,135	330,356

World Fuel Services Corp.			4,968	228,081

WPP PLC (United Kingdom)			44,777	1,001,021

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			54,500	197,277

				57,254,264
Consumer staples (3.2%)

Altria Group, Inc.			73,756	4,987,381

Aryzta AG (Switzerland)			1,190	52,398

Asahi Group Holdings, Ltd. (Japan)			8,300	261,696

Ashtead Group PLC (United Kingdom)			21,232	411,340

British American Tobacco PLC (United Kingdom)			18,813	1,068,182

Church & Dwight Co., Inc.			266	11,755

Coca-Cola Amatil, Ltd. (Australia)			120,844	881,283

Colgate-Palmolive Co.			931	60,925

ConAgra Foods, Inc.			3,100	122,605

Constellation Brands, Inc. Class A			41	6,286

Coty, Inc. Class A			202	3,699

CVS Health Corp.			813	64,154

Darden Restaurants, Inc.			2,100	152,712

Diageo PLC (United Kingdom)			10,976	283,961

Dr. Pepper Snapple Group, Inc.			18,300	1,659,261

Estee Lauder Cos., Inc. (The) Class A			19,100	1,460,959

General Mills, Inc.			911	56,272

Heineken Holding NV (Netherlands)			657	45,685

Henkel AG & Co. KGaA (Preference) (Germany)			468	55,812

Hershey Co. (The)			18,209	1,883,357

Imperial Brands PLC (United Kingdom)			10,103	439,498

Ingredion, Inc.			5,300	662,288

ITOCHU Corp. (Japan)			18,600	246,536

J Sainsbury PLC (United Kingdom)			68,576	210,110

Jardine Cycle & Carriage, Ltd. (Singapore)			5,000	141,530

JM Smucker Co. (The)			9,400	1,203,764

Kao Corp. (Japan)			2,700	127,745

Koninklijke Ahold Delhaize NV (Netherlands)			51,091	1,075,353

McDonald's Corp.			22,994	2,798,830

MEIJI Holdings Co., Ltd. (Japan)			1,300	101,982

METRO AG (Germany)			9,157	303,889

Nestle SA (Switzerland)			10,555	757,069

PepsiCo, Inc.			42,664	4,463,934

Philip Morris International, Inc.			26	2,379

Pool Corp.			3,477	362,790

Procter & Gamble Co. (The)			297	24,972

Reckitt Benckiser Group PLC (United Kingdom)			4,682	395,790

Recruit Holdings Co., Ltd. (Japan)			1,200	48,054

Sodexo SA (France)			445	51,136

Starbucks Corp.			55,600	3,086,912

Sysco Corp.			32,024	1,773,169

Tate & Lyle PLC (United Kingdom)			47,284	411,803

Unilever PLC (United Kingdom)			753	30,459

US Foods Holding Corp.(NON)			106	2,913

WH Group, Ltd. (Hong Kong)			475,000	382,445

WM Morrison Supermarkets PLC (United Kingdom)			110,389	313,604

				32,948,677
Energy (2.7%)

Baker Hughes, Inc.			58,600	3,807,242

BP PLC (United Kingdom)			51,424	319,523

California Resources Corp.(NON)			6	128

Caltex Australia, Ltd. (Australia)			4,462	97,962

Chevron Corp.			34,900	4,107,730

Dril-Quip, Inc.(NON)			78	4,684

Exxon Mobil Corp.			77,679	7,011,307

FMC Technologies, Inc.(NON)			657	23,343

Halcon Resources Corp.(NON)(S)			2,658	24,826

JX Holdings, Inc. (Japan)			14,500	61,144

Koninklijke Vopak NV (Netherlands)			280	13,209

Milagro Oil & Gas, Inc. (Units)(F)			42	3,402

Nabors Industries, Ltd.			80,700	1,323,480

Neste OYJ (Finland)			3,149	120,886

Norsk Hydro ASA (Norway)			7,815	37,306

Occidental Petroleum Corp.			8,500	605,455

OMV AG (Austria)			25,218	888,348

Patterson-UTI Energy, Inc.			25,500	686,460

Phillips 66			276	23,849

QEP Resources, Inc.(NON)			51,100	940,751

Repsol SA (Spain)			40,642	571,649

Rowan Cos. PLC Class A(NON)(S)			40,000	755,600

Royal Dutch Shell PLC Class A (United Kingdom)			7,603	209,498

Royal Dutch Shell PLC Class B (United Kingdom)			19,821	565,608

SandRidge Energy, Inc.(NON)			622	14,648

Schlumberger, Ltd.			35,871	3,011,370

Seventy Seven Energy, Inc.(NON)			1,640	73,800

Superior Energy Services, Inc.(S)			38,200	644,816

Total SA (France)			30,532	1,558,589

Vestas Wind Systems A/S (Denmark)			7,357	478,140

Woodside Petroleum, Ltd. (Australia)			15,405	345,745

				28,330,498
Financials (7.5%)

3i Group PLC (United Kingdom)			118,786	1,031,894

AerCap Holdings NV (Ireland)(NON)			2,800	116,508

Aflac, Inc.			19,681	1,369,798

Ageas (Belgium)			7,187	284,425

AGNC Investment Corp.(R)			51,568	934,928

Alleghany Corp.(NON)			9	5,473

Allianz SE (Germany)			6,590	1,089,348

Allied World Assurance Co. Holdings AG			9,200	494,132

Allstate Corp. (The)			39,239	2,908,395

Ally Financial, Inc.			32,986	627,394

American Financial Group, Inc.			95	8,371

Ameriprise Financial, Inc.			15,800	1,752,852

Annaly Capital Management, Inc.(R)			110,848	1,105,155

Aspen Insurance Holdings, Ltd.			5,311	292,105

Associated Banc-Corp.			187	4,619

Assured Guaranty, Ltd.			197	7,441

AXA SA (France)			28,625	722,321

Banco Santander SA (Spain)			145,898	761,622

Bank of Montreal (Canada)			978	70,343

Bank of New York Mellon Corp. (The)			39,687	1,880,370

Bank of Nova Scotia (The) (Canada)			1,350	75,169

Barratt Developments PLC (United Kingdom)			24,692	140,475

Berkshire Hathaway, Inc. Class B(NON)			328	53,457

BNP Paribas SA (France)			18,852	1,200,899

Brandywine Realty Trust(R)			26,419	436,178

Brixmor Property Group, Inc.(R)			17,900	437,118

Broadridge Financial Solutions, Inc.			6,670	442,221

Camden Property Trust(R)			6,500	546,455

Canadian Imperial Bank of Commerce (Canada)			142	11,587

Capital One Financial Corp.			4,753	414,652

CBRE Group, Inc. Class A(NON)			14,300	450,307

Chimera Investment Corp.(R)			28,777	489,785

Citigroup, Inc.			121,900	7,244,517

Concordia Financial Group, Ltd. (Japan)			59,800	286,790

CoreLogic, Inc.(NON)			9,644	355,189

Corporate Office Properties Trust(R)			9,881	308,485

Credit Agricole SA (France)			2,384	29,556

Daiwa Securities Group, Inc. (Japan)			14,000	86,003

DBS Group Holdings, Ltd. (Singapore)			3,300	39,371

DGB Financial Group, Inc. (South Korea)			23,652	191,100

Discover Financial Services			642	46,282

Duke Realty Corp.(R)			32,200	855,232

E*Trade Financial Corp.(NON)			55,600	1,926,540

Equity Commonwealth(NON)(R)			7,774	235,086

Equity Lifestyle Properties, Inc.(R)			4,686	337,861

Equity One, Inc.(R)			190	5,831

Equity Residential Trust(R)			28,227	1,816,690

Everest Re Group, Ltd.			86	18,610

Extra Space Storage, Inc.(R)			2,000	154,480

Fukuoka Financial Group, Inc. (Japan)			50,000	221,345

Goodman Group (Australia)(R)			7,015	36,191

Hanover Insurance Group, Inc. (The)			52	4,733

Hartford Financial Services Group, Inc. (The)			35,000	1,667,750

Highwoods Properties, Inc.(R)			7,461	380,586

HSBC Holdings PLC (United Kingdom)			92,232	745,754

Iida Group Holdings Co., Ltd. (Japan)			9,300	176,065

Industrial Bank of Korea (South Korea)			3,202	33,612

Intercontinental Exchange, Inc.			550	31,031

Investor AB Class B (Sweden)			24,834	928,040

JPMorgan Chase & Co.			106,590	9,197,651

Kerry Properties, Ltd. (Hong Kong)			84,500	227,685

Legal & General Group PLC (United Kingdom)			17,014	51,821

Liberty Property Trust(R)			197	7,782

Lincoln National Corp.			32,600	2,160,402

Macerich Co. (The)(R)			7,358	521,241

Macquarie Group, Ltd. (Australia)			1,624	102,369

Mapfre SA (Spain)			62,441	190,540

Marsh & McLennan Cos., Inc.			592	40,013

Medibank Private, Ltd. (Australia)			5,373	10,924

MFA Financial, Inc.(R)			22,598	172,423

Mid-America Apartment Communities, Inc.(R)			7,658	749,871

Mitsubishi UFJ Financial Group, Inc. (Japan)			145,462	894,295

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			76,800	395,705

Mizuho Financial Group, Inc. (Japan)			643,025	1,151,196

Morgan Stanley			130,900	5,530,525

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			680	128,610

New World Development Co., Ltd. (Hong Kong)			381,000	399,361

NN Group NV (Netherlands)			13,646	462,091

Nomura Real Estate Holdings, Inc. (Japan)			8,500	144,283

Onex Corp. (Canada)			257	17,491

ORIX Corp. (Japan)			43,600	675,474

Partners Group Holding AG (Switzerland)			609	285,015

Persimmon PLC (United Kingdom)			9,747	212,689

PNC Financial Services Group, Inc. (The)			798	93,334

Popular, Inc. (Puerto Rico)			16,732	733,196

Prudential Financial, Inc.			11,200	1,165,472

Public Storage(R)			22	4,917

Quality Care Properties, Inc.(NON)(R)			15,100	234,050

Regency Centers Corp.(R)			171	11,790

Regions Financial Corp.			95,100	1,365,636

Reinsurance Group of America, Inc.			4,510	567,493

Resona Holdings, Inc. (Japan)			123,400	635,110

Retail Properties of America, Inc. Class A(R)			13,454	206,250

Sekisui Chemical Co., Ltd. (Japan)			19,900	316,707

Senior Housing Properties Trust(R)			17,000	321,810

Societe Generale SA (France)			17,341	851,281

Spirit Realty Capital, Inc.(R)			73,800	801,468

Starwood Property Trust, Inc.(R)			34,600	759,470

Sumitomo Mitsui Financial Group, Inc. (Japan)			25,993	985,396

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			1,200	42,636

Sun Hung Kai Properties, Ltd. (Hong Kong)			10,000	125,201

SunTrust Banks, Inc.			598	32,800

Swiss Life Holding AG (Switzerland)			2,043	578,043

Swiss Re AG (Switzerland)			11,600	1,098,995

Synchrony Financial			33,400	1,211,418

TCF Financial Corp.			584	11,441

Toronto-Dominion Bank (Canada)			1,599	78,863

Travelers Cos., Inc. (The)			320	39,174

Tryg A/S (Denmark)			860	15,550

Two Harbors Investment Corp.(R)			1,462	12,749

U.S. Bancorp			782	40,171

UBS Group AG (Switzerland)			6,503	101,804

VEREIT, Inc.(R)			69,900	591,354

Voya Financial, Inc.			32,604	1,278,729

Weingarten Realty Investors(R)			4,146	148,385

Wells Fargo & Co.			1,850	101,954

Western Alliance Bancorp(NON)			203	9,888

Wharf Holdings, Ltd. (The) (Hong Kong)			32,000	210,290

Wheelock and Co., Ltd. (Hong Kong)			84,000	471,518

Woori Bank (South Korea)			9,867	103,957

WP Carey, Inc.(R)			3,700	218,633

Zurich Insurance Group AG (Switzerland)			665	182,650

				77,817,567
Health care (4.6%)

Actelion, Ltd. (Switzerland)			558	120,610

Alfresa Holdings Corp. (Japan)			5,700	93,974

Allergan PLC(NON)(S)			2,700	567,027

AmerisourceBergen Corp.			43,592	3,408,458

Amgen, Inc.			29,100	4,254,711

Astellas Pharma, Inc. (Japan)			32,200	446,331

AstraZeneca PLC (United Kingdom)			7,150	387,768

Bayer AG (Germany)			5,870	612,393

Biogen, Inc.(NON)			4,700	1,332,826

Bruker Corp.			12,800	271,104

C.R. Bard, Inc.			10,298	2,313,549

Cardinal Health, Inc.			7,700	554,169

Celgene Corp.(NON)			8,300	960,725

Charles River Laboratories International, Inc.(NON)			9,076	691,500

Cochlear, Ltd. (Australia)			2,622	231,467

DaVita Inc.(NON)			513	32,935

Eli Lilly & Co.			13,300	978,215

Fresenius SE & Co. KGaA (Germany)			467	36,479

Gilead Sciences, Inc.			17,900	1,281,819

GlaxoSmithKline PLC (United Kingdom)			73,764	1,408,683

Hologic, Inc.(NON)			34,800	1,396,176

Intuitive Surgical, Inc.(NON)			71	45,026

Johnson & Johnson			61,621	7,099,355

Lonza Group AG (Switzerland)			1,701	294,075

McKesson Corp.			11,925	1,674,866

Medipal Holdings Corp. (Japan)			16,900	265,332

Merck & Co., Inc.			754	44,388

Merck KGaA (Germany)			494	51,554

Mitsubishi Tanabe Pharma Corp. (Japan)			8,600	168,460

Novartis AG (Switzerland)			9,696	705,274

Novo Nordisk A/S Class B (Denmark)			898	32,256

Pfizer, Inc.			125,746	4,084,230

Roche Holding AG (Switzerland)			4,968	1,131,975

Sanofi (France)			14,150	1,144,394

Shire PLC (United Kingdom)			3,627	205,528

Smith & Nephew PLC (United Kingdom)			256	3,814

Sonic Healthcare, Ltd. (Australia)			26,351	406,670

Sumitomo Dainippon Pharma Co., Ltd. (Japan)			2,800	48,078

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)(S)			723	76,110

Teva Pharmaceutical Industries, Ltd. (acquired 8/1/16, cost $21,608) (Israel)(RES)			401	14,485

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			7,264	263,320

Thermo Fisher Scientific, Inc.			599	84,519

UnitedHealth Group, Inc.			37,881	6,062,475

VCA, Inc.(NON)			6,900	473,685

VWR Corp.(NON)			143	3,579

Waters Corp.(NON)			39	5,241

WellCare Health Plans, Inc.(NON)			6,800	932,144

Zoetis, Inc.			21,300	1,140,189

				47,841,941
Technology (6.3%)

Adobe Systems, Inc.(NON)			26,100	2,686,995

Agilent Technologies, Inc.			43,892	1,999,720

Alphabet, Inc. Class A(NON)			12,248	9,705,928

Amadeus IT Holding SA Class A (Spain)			15,259	693,205

Amdocs, Ltd.			24,760	1,442,270

Apple, Inc.			57,495	6,659,071

Applied Materials, Inc.			116,124	3,747,321

AtoS SE (France)			5,781	609,852

Brocade Communications Systems, Inc.			71,800	896,782

Check Point Software Technologies, Ltd. (Israel)(NON)			156	13,176

Cisco Systems, Inc.			74,302	2,245,406

CommerceHub, Inc. Ser. C(NON)			335	5,035

Computer Sciences Corp.			34,000	2,020,280

CSRA, Inc.			13,000	413,920

Dell Technologies, Inc. - VMware, Inc. Class V(NON)			14,100	775,077

eBay, Inc.(NON)			87,219	2,589,532

Facebook, Inc. Class A(NON)			30,700	3,532,035

Fiserv, Inc.(NON)			482	51,227

Fitbit, Inc. Class A(NON)			1,459	10,680

Fujitsu, Ltd. (Japan)			5,000	27,696

Genpact, Ltd.(NON)			377	9,176

Hoya Corp. (Japan)			3,100	129,926

HP, Inc.			124,400	1,846,096

Intuit, Inc.			5,770	661,300

L-3 Communications Holdings, Inc.			21,894	3,330,296

LG Display Co., Ltd. (South Korea)			2,338	60,357

Maxim Integrated Products, Inc.			43,500	1,677,795

Microsoft Corp.			153,748	9,553,901

Mixi, Inc. (Japan)			3,500	127,490

Motorola Solutions, Inc.			9,418	780,658

MSCI, Inc.			83	6,539

NCR Corp.(NON)			16,700	677,352

NEC Corp. (Japan)			19,000	50,194

Nuance Communications, Inc.(NON)			30,700	457,430

NVIDIA Corp.(S)			33,700	3,597,138

Open Text Corp. (Canada)			432	26,680

Paychex, Inc.			1,259	76,648

Samsung Electronics Co., Ltd. (South Korea)			396	585,113

SoftBank Corp. (Japan)			2,800	184,849

Synopsys, Inc.(NON)			354	20,836

Texas Instruments, Inc.			872	63,630

Tokyo Electron, Ltd. (Japan)			3,700	348,831

Xerox Corp.			120,500	1,051,965

				65,449,408
Transportation (1.0%)

A. P. Moeller-Maersck A/S (Denmark)			207	329,360

ANA Holdings, Inc. (Japan)			110,000	295,871

Central Japan Railway Co. (Japan)			5,600	919,768

Delta Air Lines, Inc.(S)			53,200	2,616,908

Deutsche Post AG (Germany)			29,894	981,666

easyJet PLC (United Kingdom)			3,493	43,204

Japan Airlines Co., Ltd. (Japan)			2,700	78,789

Qantas Airways, Ltd. (Australia)			97,862	234,491

Royal Mail PLC (United Kingdom)			101,225	575,950

Southwest Airlines Co.			481	23,973

Transurban Group (Units) (Australia)			5,454	40,617

United Parcel Service, Inc. Class B			31,492	3,610,243

Yangzijiang Shipbuilding Holdings, Ltd. (China)			688,800	385,430

				10,136,270
Utilities and power (1.4%)

American Electric Power Co., Inc.			10,224	643,703

American Water Works Co., Inc.			224	16,209

AusNet Services (Units) (Australia)			22,333	25,438

Centrica PLC (United Kingdom)			100,645	289,965

Chubu Electric Power Co., Inc. (Japan)			20,200	281,782

CLP Holdings, Ltd. (Hong Kong)			52,500	479,707

E.ON SE (Germany)			56,878	396,712

Edison International			19,500	1,403,805

Endesa SA (Spain)			21,758	460,711

Enel SpA (Italy)			210,715	927,277

Entergy Corp.			51,100	3,754,317

Eversource Energy			225	12,427

Gas Natural SDG SA (Spain)			2,902	54,669

Great Plains Energy, Inc.			378	10,338

HK Electric Investments & HK Electric Investments, Ltd. (units) (Hong Kong)			20,500	16,902

Iberdrola SA (Spain)			19,740	129,445

NiSource, Inc.			31,078	688,067

PG&E Corp.			840	51,047

PPL Corp.			40,900	1,392,645

RWE AG (Germany)(NON)			13,561	168,649

Southern Co. (The)			866	42,599

Texas Competitive Electric Holdings Co., Inc. (Rights)(F)			2,296	2,985

Toho Gas Co., Ltd. (Japan)			39,000	316,739

Tohoku Electric Power Co., Inc. (Japan)			18,900	238,480

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)			15,100	60,858

Tokyo Gas Co., Ltd. (Japan)			31,000	139,941

UGI Corp.			43,650	2,011,392

Vectren Corp.			3,900	203,385

Vistra Energy Corp.			2,296	35,588

Westar Energy, Inc.			205	11,552

				14,267,334

Total common stocks (cost $342,435,697)				$385,858,418

CORPORATE BONDS AND NOTES (21.3%)(a)
			Principal amount	Value

Basic materials (1.3%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$90,000	$94,050

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			120,000	124,965

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			120,000	128,400

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			15,000	14,513

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			89,000	104,130

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			35,000	38,325

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			413,000	432,607

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			100,000	106,688

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			110,000	130,900

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			130,000	129,675

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			170,000	168,725

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			189,000	216,878

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			80,000	80,400

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			67,000	74,404

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			620,000	648,675

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			200,000	205,500

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			95,000	93,575

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			75,000	74,250

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			70,000	66,850

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			30,000	30,900

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23			140,000	134,802

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24			765,000	771,676

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21			315,000	327,249

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			230,000	231,579

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			99,000	98,505

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)			60,000	59,850

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			10,000	9,300

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			75,000	77,063

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23 (Indonesia)			90,000	94,500

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			185,000	212,288

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			755,000	771,988

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			511,000	500,780

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			30,000	31,518

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5.75%, 4/15/24			45,000	47,507

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			55,000	57,166

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			20,000	20,400

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			79,000	81,864

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19			130,000	128,881

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			85,000	93,500

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			100,000	112,750

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			85,000	82,450

Lubrizol Corp. (The) sr. unsec. notes 8.875%, 2/1/19			245,000	279,401

LyondellBasell Industries NV sr. unsec. unsub. notes 4.625%, 2/26/55			190,000	176,556

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			55,000	57,750

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)			300,000	263,185

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)			33,000	32,270

Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25			640,000	716,163

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)			30,000	30,750

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			20,000	20,500

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			135,000	140,400

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			125,000	126,250

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			75,000	79,125

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23			225,000	237,819

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			10,000	10,925

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			15,000	16,613

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			25,000	26,750

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 9.00%, 5/1/19 (Australia)			110,000	126,836

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			50,000	50,875

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.50%, 12/1/20			37,000	41,703

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/1/23			40,000	41,600

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			20,000	20,550

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/22			20,000	20,550

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			15,000	15,488

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			90,000	104,400

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			147,000	153,248

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			60,000	63,600

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			4,000	4,190

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26			35,000	34,869

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			45,000	45,113

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			40,000	37,800

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			15,000	17,269

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 6/1/21 (Canada)			20,000	21,900

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			140,000	133,000

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			20,000	18,700

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			55,000	51,288

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			100,000	105,750

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			230,000	237,475

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			85,000	87,338

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			77,000	68,530

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26			1,070,000	1,022,767

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			575,000	750,649

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			175,000	230,303

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19			135,000	140,858

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			260,000	329,256

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			145,000	152,250

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			80,000	89,600

				13,342,238
Capital goods (0.7%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			180,000	179,100

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			72,000	79,650

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24			65,000	63,863

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			75,000	75,000

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			200,000	210,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			40,000	41,400

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			80,000	82,400

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			25,000	25,125

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			25,000	26,438

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			24,000	24,960

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			85,000	86,488

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19			190,000	204,860

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			120,000	126,900

Bombardier, Inc. 144A sr. unsec. unsub. notes 4.75%, 4/15/19 (Canada)			15,000	15,075

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			140,000	153,343

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			525,000	543,701

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			35,000	39,200

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22			570,000	567,232

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			115,000	112,269

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42			260,000	245,809

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22			160,000	157,423

Honeywell International, Inc. sr. unsec. unsub. notes 5.375%, 3/1/41			255,000	310,398

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21			150,000	162,037

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64			405,000	377,687

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			345,000	355,350

L-3 Communications Corp. company guaranty sr. unsec. bonds 3.85%, 12/15/26			150,000	149,102

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			326,000	421,195

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			185,000	213,213

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			205,000	200,388

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			178,000	188,311

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			190,000	195,646

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			110,000	112,200

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			165,000	168,300

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			50,000	52,000

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40			195,000	219,459

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.38%, 7/15/21			345,000	352,763

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			95,000	100,997

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			209,000	215,855

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			40,000	39,250

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21			38,000	38,855

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			125,000	130,625

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			58,000	60,683

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6.375%, 6/15/26			65,000	66,755

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			175,000	180,469

				7,371,774
Communication services (2.1%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)			1,115,000	1,028,767

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			735,000	736,876

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19			360,000	387,082

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			567,000	537,187

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25			568,000	547,451

AT&T, Inc. sr. unsec. unsub. notes 1.70%, 6/1/17			525,000	525,719

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			30,000	32,925

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6.625%, 1/31/22			34,000	35,233

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			53,000	54,988

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			50,000	51,000

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			130,000	138,775

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			20,000	20,700

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			65,000	66,950

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			50,000	51,125

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			13,000	13,748

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			113,000	114,978

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			95,000	96,663

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			1,118,000	1,292,496

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			337,000	355,174

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6.50%, 1/15/17			525,000	525,739

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27			495,000	456,306

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37			539,000	735,149

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			82,000	105,415

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45%, 3/15/37			300,000	387,344

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25			835,000	843,806

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			190,000	204,488

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			54,000	57,645

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)			455,000	446,749

Crown Castle Towers, LLC 144A company guaranty sr. notes 6.113%, 1/15/20			410,000	445,324

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			115,000	122,460

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			202,000	197,455

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			146,000	156,950

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			305,000	352,275

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)			163,000	239,629

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			75,000	77,175

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			55,000	56,788

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			155,000	162,952

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			25,000	26,625

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			14,000	12,530

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			37,000	28,213

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			4,000	4,110

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			13,000	4,258

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			14,000	4,375

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			135,000	180,254

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22			20,000	20,550

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24			25,000	25,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22			20,000	20,650

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)			201,000	212,239

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			19,000	19,689

Qwest Corp. sr. unsec. unsub. notes 7.25%, 9/15/25			55,000	59,001

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			410,000	400,649

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			92,000	90,850

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			27,000	28,586

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			104,000	114,660

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			195,000	208,163

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			214,000	227,375

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			590,000	591,103

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			197,000	208,574

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			335,000	358,031

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			60,000	62,325

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			20,000	21,125

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23			2,000	2,138

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633%, 4/28/21			20,000	20,875

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			93,000	98,115

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28			365,000	482,725

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			300,000	293,250

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57%, 4/27/23 (Spain)			300,000	314,740

Verizon Communications, Inc. sr. unsec. notes 2.625%, 2/21/20			397,000	400,809

Verizon Communications, Inc. sr. unsec. unsub. notes 6.40%, 9/15/33			33,000	39,815

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			3,626,000	3,477,015

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			775,000	764,914

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8.00%, 6/1/22			165,000	198,927

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			129,000	132,386

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			909,000	907,314

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			110,000	106,150

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			105,000	110,775

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			119,000	106,208

				22,046,827
Conglomerates (0.2%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			231,000	240,240

General Electric Co. sr. unsec. bonds 4.50%, 3/11/44			1,890,000	2,028,868

				2,269,108
Consumer cyclicals (2.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			300,000	369,346

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			1,048,000	1,453,302

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			517,000	517,199

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			35,000	35,831

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			23,000	24,064

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			40,000	40,900

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			80,000	82,400

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			120,000	115,120

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			675,000	727,300

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			52,000	24,960

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			40,000	43,000

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6.375%, 4/1/26			30,000	32,310

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			88,000	89,980

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			125,000	125,363

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			155,000	167,106

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			105,000	113,138

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			25,000	25,375

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			434,000	402,579

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			30,000	31,500

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9.125%, 5/1/19			27,000	28,080

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			40,000	41,300

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			40,000	41,200

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			17,000	17,213

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			74,000	73,630

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			190,000	194,275

Daimler Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 2.375%, 8/1/18			972,000	979,314

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			150,000	150,000

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			60,000	58,350

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			445,000	439,137

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23			20,000	21,150

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26			1,390,000	1,323,445

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			70,000	74,200

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20			350,000	382,575

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			595,000	613,797

Ford Motor Co. sr. unsec. unsub. bonds 7.70%, 5/15/97			95,000	105,971

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47			245,000	360,931

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31			575,000	721,651

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46			140,000	182,968

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8.125%, 1/15/20			865,000	995,438

Ford Motor Credit Co., LLC sr. unsec. unsub. notes Ser. GMTN, 4.389%, 1/8/26			780,000	790,511

General Motors Co. sr. unsec. notes 6.25%, 10/2/43			15,000	16,582

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			485,000	467,497

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			695,000	668,257

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.25%, 5/15/18			80,000	81,048

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.00%, 9/25/17			163,000	164,531

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			200,000	198,398

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			95,000	92,686

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			957,000	946,411

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			57,000	59,850

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			40,000	41,716

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			110,000	109,175

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	70,000	54,742

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			$360,000	377,238

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			60,000	58,200

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			20,000	19,400

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			105,000	134,657

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41			300,000	381,381

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22			475,000	477,289

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			147,000	163,693

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			658,000	711,728

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			345,000	363,561

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26			675,000	710,835

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			80,000	78,816

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			54,000	44,145

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			52,000	53,820

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			200,000	203,500

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			180,000	182,250

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			25,000	27,000

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			135,000	133,144

JC Penney Corp., Inc. 144A company guaranty sr. notes 5.875%, 7/1/23			25,000	25,781

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			45,000	42,863

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			45,000	50,681

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			23,000	24,581

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			27,000	27,810

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			40,000	41,400

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			10,000	10,513

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			185,000	193,556

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			60,000	61,500

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			110,000	111,375

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			50,000	50,125

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			130,000	134,225

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			25,000	25,313

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			80,000	81,200

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			50,000	55,625

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			15,000	15,863

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			65,000	73,044

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			45,000	50,063

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			64,000	64,800

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			40,000	35,650

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			150,000	106,125

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			100,000	99,250

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			25,000	25,969

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			75,000	76,406

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			90,000	92,527

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			310,000	307,973

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			885,000	875,859

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			40,000	41,900

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			52,000	54,080

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21			74,000	77,145

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			53,000	54,590

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			55,000	54,313

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			45,000	44,888

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			570,000	568,416

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			105,000	116,550

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			205,000	203,463

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			120,000	120,632

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			256,000	260,480

Ritchie Bros Auctioneers, Inc. 144A company guaranty sr. unsec. notes 5.375%, 1/15/25 (Canada)			35,000	35,700

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			130,000	132,600

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			355,000	375,539

S&P Global, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 1/22/27			550,000	514,253

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			55,000	56,100

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			320,000	318,400

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			15,000	12,750

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			45,000	48,263

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			210,000	214,725

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			58,000	60,683

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			90,000	92,025

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			35,000	36,313

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			3,000	3,184

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			30,000	31,650

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			120,000	123,300

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21			10,000	10,425

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			48,000	47,880

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			20,000	20,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			38,000	38,095

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			50,000	50,250

Tiffany & Co. sr. unsec. unsub. notes 4.90%, 10/1/44			355,000	331,029

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			875,000	870,031

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			463,000	431,295

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			15,000	14,325

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18			525,000	524,869

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 2.00%, 10/24/18			486,000	488,879

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			50,000	50,813

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.50%, 3/1/21			14,000	14,630

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			125,000	119,531

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			70,000	73,276

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37			198,000	268,331

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5.00%, 10/25/40			120,000	138,104

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4.875%, 7/8/40			655,000	742,076

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21			120,000	121,889

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41			50,000	52,690

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			80,000	80,400

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			70,000	67,375

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21			330,000	361,836

				30,368,007
Consumer staples (1.9%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			110,000	114,950

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			215,000	219,838

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			128,000	134,654

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22			1,045,000	1,046,201

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			2,257,000	2,439,524

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			1,648,000	1,673,033

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21			780,000	784,481

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			191,000	190,829

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			530,000	797,064

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22			500,000	492,103

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			200,000	209,000

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			78,000	76,050

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8.50%, 6/15/19			10,000	11,457

Cargill, Inc. 144A sr. unsec. notes 4.10%, 11/1/42			315,000	303,401

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			85,000	86,700

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			155,000	159,263

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.20%, 11/1/23			340,000	351,123

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			265,000	258,916

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22			50,000	56,392

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			482,000	523,418

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			525,000	529,602

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			48,870	54,175

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			248,098	261,119

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			50,000	52,625

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1.50%, 5/11/17 (United Kingdom)			770,000	771,132

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			135,000	168,720

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			385,000	367,129

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			300,000	380,117

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			363,000	400,127

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			139,000	141,260

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			17,000	17,425

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26			850,000	829,746

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			80,000	81,200

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			80,000	81,700

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			375,000	471,132

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			350,000	425,897

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.90%, 4/15/38			655,000	837,517

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			380,000	375,963

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			55,000	55,138

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			65,000	65,975

McDonald's Corp. sr. unsec. unsub. notes 6.30%, 10/15/37			300,000	373,394

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39			270,000	311,207

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			1,125,000	1,174,253

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46			405,000	368,950

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17			521,000	521,199

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			30,000	29,925

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			42,000	43,470

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			45,000	46,125

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			67,000	67,335

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			105,000	112,875

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			10,787	7,659

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			55,000	53,988

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			400,000	407,439

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			65,000	71,175

				19,885,090
Energy (2.3%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			115,000	119,025

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36			125,000	148,771

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19			185,000	205,248

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			160,000	179,416

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			25,000	25,594

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			77,000	77,770

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			43,000	43,968

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40			45,000	47,167

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22			192,000	195,016

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			28,000	24,710

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			8,000	7,220

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			445,000	432,229

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)			325,000	325,652

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846%, 5/5/17 (United Kingdom)			525,000	526,142

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			200,000	178,000

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%, 5/15/17 (Canada)			1,045,000	1,060,557

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			30,000	31,050

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			140,000	156,096

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)			40,000	34,638

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. notes 5.875%, 3/31/25			125,000	127,539

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			170,000	183,388

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			20,000	20,400

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17			517,000	515,832

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			194,000	200,548

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			640,000	638,726

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			24,000	24,870

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			525,000	522,315

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			25,000	23,063

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			155,000	156,455

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			65,000	63,700

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			180,000	177,750

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			80,000	72,000

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			114,000	123,405

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			129,000	128,182

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31			120,000	152,261

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			110,000	110,627

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			45,000	44,100

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			85,000	90,738

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			237,000	218,040

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			60,000	64,482

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			50,000	49,312

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			105,000	109,463

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			195,000	227,120

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			120,000	125,100

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31			40,000	51,221

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			180,000	186,525

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			45,000	45,338

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)			200,000	201,000

Marathon Oil Corp. sr. unsec. unsub. notes 3.85%, 6/1/25			45,000	43,638

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			125,000	133,699

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			45,000	40,725

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)			50,000	46,250

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20			515,000	556,526

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24			110,000	117,150

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			90,000	94,500

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			35,000	35,686

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			285,000	190,950

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			25,000	25,625

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			95,000	97,375

Parsley Energy, LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			35,000	35,119

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			200,000	198,918

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			628,000	677,455

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			2,832,000	2,718,720

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4.875%, 3/17/20 (Brazil)			850,000	840,395

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			270,000	103,950

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			270,000	224,100

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)			150,000	136,500

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			900,000	929,534

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			150,000	145,442

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,005,000	915,555

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95%, 5/1/17			525,000	527,928

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			5,000	4,675

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			40,000	42,200

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			145,000	151,888

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			30,000	29,250

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			60,000	58,950

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			120,000	128,700

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			850,000	857,438

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26			215,000	231,663

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			113,000	5,933

SandRidge Energy, Inc. escrow company guaranty notes 8.75%, 6/1/20(F)			65,000	130

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			35,000	37,363

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			62,000	65,720

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			15,000	2

Seventy Seven Operating, LLC company escrow guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			54,000	5

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.20%, 3/22/17 (Netherlands)			564,000	568,615

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)			140,000	139,567

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			93,000	94,860

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			50,000	47,125

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			60,000	61,800

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			25,000	25,438

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			135,000	136,688

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			565,000	540,408

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			170,000	189,437

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			65,000	64,350

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			30,000	29,775

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)			14,000	280

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			35,000	35,744

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55%, 6/28/17 (France)			517,000	517,850

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			25,000	7,500

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			126,000	127,129

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			24,000	23,820

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			80,000	80,313

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			40,000	48,300

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21			15,000	17,138

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			4,000	4,560

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20			310,000	331,210

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			75,000	75,773

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			330,000	331,746

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 7/15/22			17,000	17,534

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			368,000	371,600

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23			75,000	75,844

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			30,000	33,525

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			115,000	123,625

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			142,000	145,550

				23,188,530
Financials (6.5%)

ABN Amro Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)			605,000	602,031

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			85,000	87,554

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			1,060,000	1,074,686

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			50,000	48,250

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			110,000	127,591

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			24,000	27,180

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			44,000	49,335

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			460,000	458,850

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			30,000	32,738

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			150,000	142,500

American Express Co. sr. unsec. bonds 8.125%, 5/20/19			515,000	585,755

American Express Co. sr. unsec. notes 7.00%, 3/19/18			396,000	420,826

American Express Co. sr. unsec. notes 6.15%, 8/28/17			694,000	714,705

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			231,000	292,215

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			200,000	211,325

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			310,000	303,992

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)			255,000	271,575

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)			390,000	390,047

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			303,000	306,409

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			25,000	26,125

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27			2,355,000	2,248,319

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			827,000	828,903

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20			290,000	286,230

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.70%, 8/25/17			340,000	340,455

Bank of America Corp. unsec. sub. FRN 1.723%, 9/15/26			100,000	89,623

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			870,000	1,016,885

Bank of America, NA unsec. sub. notes Ser. BKNT, 5.30%, 3/15/17			750,000	755,809

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2.50%, 1/11/17 (Canada)			517,000	517,125

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969%, 6/20/17			445,000	446,509

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)			780,000	774,605

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05%, 10/30/18 (Canada)			509,000	511,045

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)			525,000	524,770

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.20%, 3/10/17 (Japan)			450,000	449,973

Barclays Bank PLC unsec. sub. notes 7.625%, 11/21/22 (United Kingdom)			200,000	219,500

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			554,000	685,986

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18			46,000	48,679

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			151,000	155,320

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			235,000	238,657

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1.375%, 3/17/17 (France)			678,000	678,028

BNP Paribas SA sr. unsec. notes Ser. MTN, 2.375%, 9/14/17 (France)			190,000	191,044

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)			265,000	278,590

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			200,000	203,224

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)			140,000	150,690

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19			285,000	315,597

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			405,000	432,465

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			130,000	130,432

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			132,000	136,113

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			43,000	44,358

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			228,000	227,174

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			24,000	24,510

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			27,000	27,810

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20			37,000	39,313

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			170,000	177,225

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			44,000	46,420

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			416,000	410,883

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			65,000	65,813

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25			340,000	373,664

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			205,000	204,744

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			625,000	702,125

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1.625%, 3/12/18			325,000	324,760

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1.125%, 3/13/17			718,000	718,057

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3.375%, 1/19/17 (Netherlands)			470,000	470,429

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			30,000	30,825

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			162,000	163,620

Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)			200,000	196,521

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			225,000	218,813

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20(R)			125,000	145,565

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			65,000	36,075

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			207,000	220,601

E*Trade Financial Corp. sr. unsec. unsub. notes 5.375%, 11/15/22			45,000	47,620

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23			55,000	56,100

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			280,000	290,294

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			90,000	89,550

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			190,000	184,775

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			93,000	86,723

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			345,000	363,929

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			1,529,000	1,602,250

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19			1,105,000	1,224,112

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19			615,000	619,515

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			319,000	320,896

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22			160,000	177,486

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23(R)			335,000	344,008

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			225,000	221,859

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			35,000	34,116

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)			250,000	284,232

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			125,000	184,375

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			1,045,000	1,174,623

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24			155,000	155,656

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			10,000	9,975

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			77,000	81,344

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			105,000	107,231

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			57,000	56,573

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			1,365,000	1,496,555

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19			20,000	21,450

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			44,000	47,685

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			5,000	5,019

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			319,000	325,559

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity			136,000	140,828

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			1,335,000	1,310,268

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			523,000	524,938

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27			2,650,000	2,570,993

JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26			515,000	525,638

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			618,000	621,683

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44			250,000	236,041

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			525,000	591,266

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			390,000	438,750

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97			135,000	165,704

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			639,000	658,073

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)			425,000	432,501

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			110,000	118,250

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)			410,000	411,519

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			385,000	464,118

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			210,000	228,366

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5.625%, 5/1/24			40,000	41,900

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			370,000	384,725

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			425,000	436,579

Morgan Stanley sr. unsec. unsub. bonds 4.75%, 3/22/17			620,000	624,670

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6.375%, 3/1/24(R)			40,000	41,850

National Australia Bank, Ltd. 144A sr. unsec. FRN 1.641%, 12/9/19 (Australia)			1,200,000	1,202,854

National Australia Bank, Ltd./New York sr. unsec. notes 2.30%, 7/25/18 (Australia)			525,000	529,090

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			90,000	93,150

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			125,000	126,563

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			101,000	104,409

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			290,000	229,463

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			1,129,000	1,244,606

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			55,000	57,338

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			45,000	46,913

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			745,000	726,906

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1.125%, 1/27/17			525,000	525,038

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			267,000	285,754

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37			275,000	268,813

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			107,000	107,669

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38			320,000	344,400

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			141,000	146,111

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			157,000	155,626

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			120,000	128,608

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			525,000	528,504

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			440,000	468,743

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			205,000	194,238

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			505,000	514,245

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			400,000	403,017

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)			430,000	421,530

Santander UK PLC sr. unsec. unsub. bonds 1.375%, 3/13/17 (United Kingdom)			564,000	563,937

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			525,000	534,964

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95%, 2/7/17 (Russia)			300,000	300,765

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			50,000	50,096

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			50,000	50,214

Simon Property Group LP sr. unsec. unsub. notes 3.375%, 3/15/22(R)			155,000	160,249

Simon Property Group LP sr. unsec. unsub. notes 2.20%, 2/1/19(R)			555,000	559,513

Simon Property Group LP 144A sr. unsec. unsub. notes 1.50%, 2/1/18(R)			476,000	475,783

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			205,000	222,938

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			40,000	40,300

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2.875%, 4/4/17 (Sweden)			272,000	273,272

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42			435,000	424,803

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			480,000	508,800

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			17,000	14,833

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			59,000	57,633

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			190,000	249,541

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			90,000	92,700

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			589,000	580,931

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Jersey)			433,000	439,439

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Jersey)			1,760,000	1,760,595

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			240,000	241,200

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)			140,000	142,100

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			100,000	108,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,887,000	1,982,029

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			938,000	1,008,350

Wachovia Corp. sr. unsec. notes 5.75%, 6/15/17			60,000	61,143

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23			45,000	46,463

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			285,000	296,400

Wells Fargo & Co. sr. unsec. notes 2.10%, 5/8/17			517,000	518,465

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.00%, 11/15/17			500,000	518,896

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)			80,000	85,734

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)			790,000	766,899

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			170,000	171,642

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37			426,000	428,130

				66,870,085
Health care (1.2%)

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22			525,000	519,494

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20			590,000	590,154

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			100,000	103,125

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			50,000	49,688

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			458,000	449,634

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			228,000	231,422

Actavis Funding SCS company guaranty sr. unsec. notes 2.35%, 3/12/18 (Luxembourg)			385,000	387,226

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			90,000	90,000

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20			500,000	515,985

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17			525,000	526,713

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)			99,000	127,791

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)			525,000	541,434

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22			705,000	723,659

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			90,000	94,838

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21			180,000	189,252

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			30,000	29,288

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			65,000	65,650

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			210,000	145,950

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21			350,000	372,009

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			60,000	19,200

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			20,000	16,900

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			73,000	64,788

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			134,000	141,705

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			40,000	34,000

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			240,000	210,300

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			45,000	46,350

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			200,000	206,750

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			160,000	174,800

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			170,000	174,888

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			90,000	92,250

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			14,000	15,890

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			15,000	15,038

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			60,000	64,200

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18			329,000	347,826

Kinetic Concepts, Inc./KCI USA, Inc. 144A notes 9.625%, 10/1/21			60,000	63,450

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			40,000	35,800

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23			30,000	30,900

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18			453,000	452,530

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			50,000	50,750

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			680,000	646,850

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			220,000	222,921

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			54,000	56,160

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			284,000	296,070

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			105,000	98,105

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			40,000	40,700

Tenet Healthcare Corp. company guaranty sr. bonds 4.375%, 10/1/21			29,000	28,746

Tenet Healthcare Corp. company guaranty sr. FRN 4.463%, 6/15/20			60,000	60,450

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			63,000	66,623

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			60,000	62,850

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			465,000	428,696

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			235,000	246,400

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41			345,000	362,504

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42			540,000	525,415

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23			535,000	531,668

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			55,000	41,319

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			118,000	89,090

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			4,000	3,100

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			25,000	18,750

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			135,000	114,075

				11,952,119
Technology (1.0%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			275,000	283,609

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19			25,000	25,238

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			350,000	359,563

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			453,000	434,976

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21			40,000	17,200

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			97,000	84,875

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15%, 3/14/17			595,000	597,631

Cisco Systems, Inc. sr. unsec. unsub. notes 1.10%, 3/3/17			238,000	237,968

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			45,000	47,700

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			737,000	818,201

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			144,000	177,305

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			774,000	821,012

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			20,000	21,279

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17			525,000	525,218

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/22			76,000	78,099

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25			270,000	294,066

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			140,000	149,100

First Data Corp. 144A notes 5.75%, 1/15/24			80,000	82,550

First Data Corp. 144A sr. notes 5.375%, 8/15/23			60,000	62,250

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22			675,000	645,438

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			125,000	132,306

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			220,000	226,600

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			150,000	156,375

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			22,000	23,045

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17			525,000	525,789

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			77,000	81,813

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			30,000	31,650

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			50,000	53,554

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			85,000	88,613

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23			50,000	55,375

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			750,000	708,523

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19			475,000	503,887

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40			310,000	360,254

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			990,000	939,719

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22			200,000	197,580

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			70,000	70,700

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			100,000	108,750

				10,027,811
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			165,000	158,400

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			65,000	76,414

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			300,000	365,743

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44			370,000	358,625

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			65,171	72,177

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22			75,000	74,759

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			210,000	200,922

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3.75%, 9/3/26			245,004	245,923

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636%, 7/2/22			76,425	82,157

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			208,000	215,280

				1,850,400
Utilities and power (1.0%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			60,000	69,750

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			440,000	437,800

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			20,000	19,800

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			100,000	111,500

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			55,000	57,507

Appalachian Power Co. sr. unsec. unsub. notes 4.60%, 3/30/21			245,000	262,385

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			60,000	63,062

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17			6,000	6,001

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			50,000	54,342

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			100,000	96,500

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			13,000	13,585

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			10,000	10,475

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			25,000	26,535

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36			208,000	255,523

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			402,000	442,604

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			205,000	205,550

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			5,000	4,775

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			90,000	91,575

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			5,000	4,613

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)			200,000	211,420

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			50,000	62,013

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)			245,000	266,543

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55%, 6/15/26			235,000	231,012

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			640,000	655,290

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			34,000	37,910

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			225,000	232,313

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			120,000	127,673

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			140,000	151,724

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			120,000	128,496

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23			196,000	202,624

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			42,000	28,665

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			13,000	13,553

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18			225,000	234,654

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			115,000	114,625

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			505,000	512,660

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23			210,000	208,311

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32			17,000	20,833

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			430,000	570,566

Nevada Power Co. mtge. notes 7.125%, 3/15/19			310,000	344,600

NiSource Finance Corp. company guaranty sr. unsec. notes 6.125%, 3/1/22			130,000	149,925

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			25,000	26,063

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			115,000	108,675

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			75,000	74,625

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)			350,000	343,810

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42			110,000	129,023

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			135,000	144,177

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45			560,000	536,904

Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34			153,000	191,475

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22			465,000	490,500

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23			15,000	15,102

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40			215,000	257,881

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			467,000	399,285

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			53,000	58,303

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			34,000	35,105

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			24,000	24,353

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			60,000	60,750

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			54,000	540

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			337,000	348,968

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35%, 5/15/67 (Canada)			155,000	129,038

Union Electric Co. sr. notes 6.40%, 6/15/17			265,000	270,969

				10,384,838

Total corporate bonds and notes (cost $215,802,208)				$219,556,827

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.8%)

Government National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 3/15/46 to 3/20/46			$984,758	$1,074,810
3.50%, TBA, 1/1/47			57,000,000	59,271,097

				60,345,907
U.S. Government Agency Mortgage Obligations (15.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.00%, 9/1/45			723,873	767,956

Federal National Mortgage Association Pass-Through Certificates
7.00%, 3/1/18			16,861	17,303
6.00%, TBA, 1/1/47			20,000,000	22,600,000
4.50%, TBA, 1/1/47			1,000,000	1,075,000
4.00%, TBA, 1/1/47			47,000,000	49,408,750
3.50%, with due dates from 7/1/46 to 9/1/46			988,980	1,019,459
3.50%, TBA, 1/1/47			3,000,000	3,075,000
3.00%, 6/1/46			978,931	976,369
3.00%, TBA, 1/1/47			43,000,000	42,751,408
3.00%, TBA, 1/1/32			32,000,000	32,842,499
2.50%, TBA, 1/1/47			1,000,000	952,344

				155,486,088

Total U.S. government and agency mortgage obligations (cost $216,268,377)				$215,831,995

U.S. GOVERNMENT AGENCY OBLIGATIONS (—%)(a)
			Principal amount	Value

Federal National Mortgage Association Pass-Through Certificates 3.500%, 07/01/38(i)			$123,170	$129,615

Total U.S. government agency obligations (cost $129,615)				$129,615

MORTGAGE-BACKED SECURITIES (4.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.6%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 3.256%, 7/25/25 (Bermuda)			$16,236	$16,352

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 22.961%, 4/15/37			106,498	166,083
IFB Ser. 2979, Class AS, 21.692%, 3/15/34			1,520	1,571
IFB Ser. 3249, Class PS, 19.952%, 12/15/36			142,442	201,456
IFB Ser. 3065, Class DC, 17.748%, 3/15/35			191,209	280,044
IFB Ser. 2990, Class LB, 15.147%, 6/15/34			142,890	174,826
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.356%, 12/25/27			601,259	613,098
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 2.956%, 3/25/25			295,264	296,816
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 1.956%, 11/25/28			213,505	213,728
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 1.856%, 12/25/28			216,494	216,951
Ser. 3391, PO, zero %, 4/15/37			9,207	7,816
Ser. 3300, PO, zero %, 2/15/37			54,240	46,875
Ser. 3206, Class EO, PO, zero %, 8/15/36			5,694	5,004
Ser. 3326, Class WF, zero %, 10/15/35			3,560	2,640

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 35.363%, 7/25/36			34,801	64,336
IFB Ser. 06-8, Class HP, 21.794%, 3/25/36			127,200	202,307
IFB Ser. 05-75, Class GS, 17.982%, 8/25/35			58,103	76,615
IFB Ser. 05-106, Class JC, 17.78%, 12/25/35			55,527	81,697
IFB Ser. 05-83, Class QP, 15.428%, 11/25/34			26,499	33,212
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			1,319,903	123,292
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.106%, 1/25/29			218,679	219,167
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1.956%, 7/25/24			96,799	96,966
Ser. 07-64, Class LO, PO, zero %, 7/25/37			26,769	24,563
Ser. 07-14, Class KO, PO, zero %, 3/25/37			27,890	23,327
Ser. 06-125, Class OX, PO, zero %, 1/25/37			2,310	1,946
Ser. 06-84, Class OT, PO, zero %, 9/25/36			3,484	2,938

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			419,955	88,023
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			88,198	16,678
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44			4,410,755	724,246
Ser. 13-14, IO, 3.50%, 12/20/42			1,103,236	151,949
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			1,786,076	181,680
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			1,936,289	209,700
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			1,422,860	187,391
Ser. 15-H25, Class BI, IO, 2.445%, 10/20/65			3,584,145	401,424
Ser. 16-H16, Class EI, IO, 2.169%, 6/20/66			3,488,860	431,921
Ser. 15-H26, Class EI, IO, 1.71%, 10/20/65			2,130,494	205,380
Ser. 06-36, Class OD, PO, zero %, 7/16/36			3,111	2,608

				5,794,626
Commercial mortgage-backed securities (2.9%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.329%, 2/10/51			10,894,364	21,683

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.42%, 11/10/41			255,961	2,959
FRB Ser. 04-4, Class XC, IO, 0.028%, 7/10/42			109,657	38
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42			2,090,295	209

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-T18, Class D, 5.134%, 2/13/42			18,501	18,437
FRB Ser. 04-PR3I, Class X1, IO, 0.201%, 2/11/41			271,341	1,357

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.436%, 3/11/39			273,000	95,550
FRB Ser. 06-PW11, Class C, 5.436%, 3/11/39			191,000	47,750
FRB Ser. 06-PW14, Class X1, IO, 0.532%, 12/11/38			1,381,681	15,530

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.754%, 12/15/47			411,000	408,782

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.104%, 11/10/46			408,000	429,971
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			280,000	286,482
FRB Ser. 14-GC19, Class XA, IO, 1.239%, 3/10/47			1,564,398	95,100

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.437%, 10/15/49			9,359,231	22,462

COMM Mortgage Pass-Through Certificates
FRB Ser. 12-CR3, Class XA, IO, 2.076%, 10/15/45			2,498,091	190,059
FRB Ser. 14-CR14, Class XA, IO, 0.839%, 2/10/47			17,236,481	573,975

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65%, 12/10/49			459,000	460,698
FRB Ser. 14-CR18, Class C, 4.737%, 7/15/47			767,000	781,880
Ser. 13-CR11, Class AM, 4.715%, 10/10/46			233,000	249,100
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47			866,000	822,281
Ser. 13-CR13, Class AM, 4.449%, 12/10/23			275,000	293,315
FRB Ser. 12-CR1, Class XA, IO, 2.023%, 5/15/45			4,033,338	293,964
FRB Ser. 14-LC15, Class XA, IO, 1.363%, 4/10/47			13,636,111	807,258
FRB Ser. 13-LC13, Class XA, IO, 1.358%, 8/10/46			4,027,417	197,182
FRB Ser. 14-CR18, Class XA, IO, 1.261%, 7/15/47			2,897,654	166,528
FRB Ser. 14-CR17, Class XA, IO, 1.163%, 5/10/47			4,240,693	230,694
FRB Ser. 14-UBS6, Class XA, IO, 1.052%, 12/10/47			4,945,395	267,546

COMM Mortgage Trust 144A
FRB Ser. 12-CR2, Class E, 4.855%, 8/15/45			250,000	234,720
Ser. 13-LC13, Class AM, 4.557%, 8/10/46			580,000	622,224
FRB Ser. 13-CR9, Class D, 4.256%, 7/10/45			337,000	296,122
Ser. 13-LC13, Class E, 3.719%, 8/10/46			274,000	182,621
FRB Ser. 06-C8, Class XS, IO, 0.566%, 12/10/46			6,007,672	1,298

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.996%, 5/15/38			214,845	13

CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.30%, 4/15/50			314,000	312,241

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.365%, 12/15/49			851,000	819,048

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636%, 12/18/49			11,852	11,852

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.542%, 7/10/44			306,000	308,515
FRB Ser. 11-LC3A, Class D, 5.345%, 8/10/44			482,000	489,134

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 1.931%, 3/15/33			70,456	4

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E, 5.087%, 8/10/42			120,326	120,026

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.073%, 7/10/45			1,867,311	6

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.309%, 3/10/44			282,690	278,167

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.602%, 5/10/43			1,357,860	2,646

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.595%, 2/10/46			5,414,312	389,560

GS Mortgage Securities Trust FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			904,000	870,371

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.654%, 1/10/45			503,000	490,475
FRB Ser. 11-GC3, Class D, 5.633%, 3/10/44			950,000	970,995
FRB Ser. 12-GC6, Class E, 5.00%, 1/10/45			478,000	372,888
FRB Ser. 13-GC12, Class D, 4.476%, 6/10/46			586,000	507,476
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			237,997	2

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.612%, 10/15/45			414,000	423,190

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class XA, IO, 1.194%, 4/15/47			7,280,208	266,456
FRB Ser. 14-C25, Class XA, IO, 0.998%, 11/15/47			4,235,689	224,068

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.415%, 12/15/47			119,000	118,476
FRB Ser. 12-LC9, Class E, 4.415%, 12/15/47			585,000	540,599

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.152%, 2/12/51			71,500	72,036
FRB Ser. 06-LDP7, Class B, 5.925%, 4/17/45			251,000	45,732
FRB Ser. 05-LDP5, Class F, 5.524%, 12/15/44			795,000	795,000
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			174,784	176,051
Ser. 07-LDPX, Class A3, 5.42%, 1/15/49			98,347	98,373
FRB Ser. 13-LC11, Class XA, IO, 1.431%, 4/15/46			3,808,276	228,420
FRB Ser. 06-LDP8, Class X, IO, 0.351%, 5/15/45			1,727,074	317

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.252%, 2/12/51			267,000	249,031
FRB Ser. 07-CB20, Class C, 6.252%, 2/12/51			192,000	168,960
FRB Ser. 12-C6, Class E, 5.142%, 5/15/45			553,000	508,373
FRB Ser. 05-CB12, Class X1, IO, 0.397%, 9/12/37			752,083	2,662
FRB Ser. 06-LDP6, Class X1, IO, 0.023%, 4/15/43			518,436	—

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			30,859	31,794
Ser. 98-C4, Class H, 5.60%, 10/15/35			27,052	27,116

LB-UBS Commercial Mortgage Trust Ser. 06-C1, Class AJ, 5.276%, 2/15/41			404,875	404,956

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.341%, 11/15/40			1,024,221	7,553
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			313,125	19

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.243%, 4/20/48			508,000	440,411

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.548%, 8/12/39			523,831	2,634
FRB Ser. 05-MCP1, Class XC, IO, 0.012%, 6/12/43			498,618	3

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.741%, 5/15/44			19,206	206
FRB Ser. 07-C5, Class X, IO, 5.449%, 12/15/49			642,925	3,858
FRB Ser. 06-C4, Class X, IO, 4.409%, 7/15/45			280,879	4,045

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476%, 11/15/45			645,000	662,157
FRB Ser. 14-C17, Class XA, IO, 1.254%, 8/15/47			4,619,590	278,145

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.643%, 6/11/42			153,000	155,555
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			225,000	134,069
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			400,000	393,360
FRB Ser. 06-HQ8, Class AJ, 5.419%, 3/12/44			109,950	109,950

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class B, 6.275%, 1/11/43			422,000	428,330
FRB Ser. 11-C3, Class D, 5.155%, 7/15/49			622,000	636,057
FRB Ser. 11-C3, Class E, 5.155%, 7/15/49			113,000	113,930

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			399,668	29,975

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.885%, 5/10/63			319,000	310,547
FRB Ser. 13-C6, Class D, 4.346%, 4/10/46			89,000	79,094
FRB Ser. 12-C4, Class XA, IO, 1.76%, 12/10/45			1,998,092	143,731
FRB Ser. 12-C2, Class XA, IO, 1.629%, 5/10/63			11,552,737	567,398

Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.29%, 10/15/44			371,000	368,502

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.059%, 6/15/45			2,512,123	502
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42			237,865	24

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.296%, 7/15/46			218,000	230,316
FRB Ser. 13-LC12, Class C, 4.296%, 7/15/46			409,000	410,677
Ser. 12-LC5, Class AS, 3.539%, 10/15/45			215,000	219,967
FRB Ser. 14-LC16, Class XA, IO, 1.438%, 8/15/50			2,647,224	169,422

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46			507,000	453,283

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			200,000	200,240
Ser. 13-C18, Class AS, 4.387%, 12/15/46			258,000	275,820
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46			195,000	207,667
Ser. 12-C8, Class AS, 3.66%, 8/15/45			229,000	239,187
Ser. 13-C12, Class AS, 3.56%, 3/15/48			275,000	282,090
Ser. 13-C11, Class AS, 3.311%, 3/15/45			228,000	228,285

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44			911,000	911,547
FRB Ser. 11-C3, Class D, 5.64%, 3/15/44			682,000	691,548
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			669,000	683,785
Ser. 11-C4, Class E, 5.265%, 6/15/44			482,000	476,939
FRB Ser. 12-C9, Class D, 4.80%, 11/15/45			291,000	274,529
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			183,000	160,074
Ser. 14-C19, Class D, 4.234%, 3/15/47			336,000	271,417
FRB Ser. 12-C10, Class XA, IO, 1.699%, 12/15/45			3,056,729	213,176
FRB Ser. 13-C12, Class XA, IO, 1.38%, 3/15/48			870,691	47,784
FRB Ser. 12-C9, Class XB, IO, 0.704%, 11/15/45			6,676,000	242,339

				30,202,951
Residential mortgage-backed securities (non-agency) (1.0%)

BCAP, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.645%, 1/26/36			350,000	261,268

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1.527%, 8/25/46			291,657	252,960
FRB Ser. 06-OA7, Class 1A2, 1.507%, 6/25/46			877,919	763,790
FRB Ser. 05-27, Class 1A1, 1.468%, 8/25/35			183,608	137,633
FRB Ser. 05-59, Class 1A1, 1.069%, 11/20/35			679,838	583,511
FRB Ser. 06-OA10, Class 4A1, 0.946%, 8/25/46			1,065,486	856,544

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, 7.106%, 9/25/28			290,000	333,515
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 5.906%, 11/25/28			280,000	303,780
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, 5.006%, 11/25/23			560,000	593,096
FRB Ser. 16-HQA4, Class M3, 4.656%, 4/25/29			300,000	293,703

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.656%, 10/25/28			1,050,000	1,161,946
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.456%, 4/25/28			1,210,000	1,332,797
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.306%, 4/25/28			275,000	299,896
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.756%, 7/25/25			562,000	605,142
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.756%, 7/25/25			20,000	21,544
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, 5.206%, 1/25/29			370,000	384,112

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, 1.581%, 8/25/34			476,496	462,201

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.997%, 8/26/47			100,000	76,000

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 0.936%, 1/25/37			277,697	229,853

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR3, Class A2, 2.80%, 6/25/34			356,663	357,750
FRB Ser. 05-AR9, Class A1C3, 1.716%, 7/25/45			447,374	418,473
FRB Ser. 05-AR19, Class A1C3, 1.256%, 12/25/45			77,116	69,698
FRB Ser. 05-AR13, Class A1C3, 1.246%, 10/25/45			208,069	180,891
FRB Ser. 05-AR11, Class A1B3, 1.156%, 8/25/45			503,505	460,685

				10,440,788

Total mortgage-backed securities (cost $46,948,814)				$46,438,365

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$789,000	$753,420

Argentina (Republic of) 144A sr. unsec. notes 7.50%, 4/22/26 (Argentina)			307,000	321,604

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)		BRL	4,564	1,350,203

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			$337,000	366,277

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			685,000	784,462

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			150,000	154,125

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.00%, 1/26/24 (Croatia)			200,000	217,000

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			320,000	322,500

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			200,000	206,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			200,000	220,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			200,000	195,000

Peru (Republic of) sr. unsec. unsub. bonds 4.125%, 8/25/27 (Peru)			385,000	401,283

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			2,000,000	2,150,000

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)			200,000	197,353

Total foreign government and agency bonds and notes (cost $8,670,144)				$7,640,227

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.525%, 2/25/17 (acquired 2/4/16, cost $1,615,000)(RES)			$1,615,000	$1,615,000

Total asset-backed securities (cost $1,615,000)				$1,615,000

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20			$137,098	$118,589

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17 (In default)(NON)			325,486	358,848

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			265,638	267,547

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			43,888	44,190

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21			67,685	67,675

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			63,836	55,617

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20			49,609	47,841

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			82,247	71,480

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 9/7/23			119,700	120,717

Total senior loans (cost $1,136,208)				$1,152,504

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			$59,000	$115,013

Navistar International Corp. cv. sr. unsec. sub. bonds 4.50%, 10/15/18			43,000	42,382

SandRidge Energy, Inc. cv. company guaranty sr. unsec. sub. notes zero %, 10/4/20			14,683	18,290

Total convertible bonds and notes (cost $105,076)				$175,685

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			3,415	$97,061

Total convertible preferred stocks (cost $62,389)				$97,061

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

USD/JPY (Call)	May-17/JPY 118.00		$3,041,400	$76,217

Total purchased options outstanding (cost $92,620)				$76,217

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			2,035	$51,689

Total preferred stocks (cost $50,875)				$51,689

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	722	$1,661

Seventy Seven Energy, Inc.	8/1/21	23.82	129	2,645

Total warrants (cost $516)				$4,306

SHORT-TERM INVESTMENTS (37.7%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.440%, 2/1/17			$5,000,000	$4,997,985

Federal Home Loan Banks unsec. discount notes 0.361%, 1/27/17			9,000,000	8,997,723

Federal Home Loan Banks unsec. discount notes 0.355%, 1/25/17			15,000,000	14,996,520

Federal Home Loan Banks unsec. discount notes 0.350%, 1/20/17			10,000,000	9,998,210

Federal Home Loan Banks unsec. discount notes 0.430%, 1/6/17			9,000,000	8,999,704

Federal Home Loan Mortgage Corporation unsec. discount notes 0.470%, 1/9/17			1,900,000	1,899,878

Federal National Mortgage Association unsec. discount notes 0.345%, 1/11/17			6,975,000	6,974,414

Interest in $250,000,000 joint tri-party repurchase agreement dated 12/30/16 with HSBC Bank USA, National Association due 1/3/17 - maturity value of $91,632,683 for an effective yield of 0.460% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.625% to 1.125% and due dates ranging from 5/15/17 to 7/31/21, valued at $255,004,589)			91,628,000	91,628,000

Putnam Cash Collateral Pool, LLC 0.91%(d)(AFF)		Shares	10,401,308	10,401,308

Putnam Short Term Investment Fund 0.69%(AFF)		Shares	202,030,948	202,030,948

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42%(P)		Shares	480,000	480,000

U.S. Treasury Bills 0.317%, 1/19/17(SEG)(SEGSF)(SEGCCS)			$15,000,000	14,997,240

U.S. Treasury Bills 0.316%, 1/5/17			12,000,000	11,999,755

Total short-term investments (cost $388,401,457)				$388,401,685

TOTAL INVESTMENTS

Total investments (cost $1,221,718,996)(b)				$1,267,029,594

FORWARD CURRENCY CONTRACTS at 12/31/16 (aggregate face value $55,136,062) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/18/17	$704,501	$746,630	$(42,129)
	British Pound	Sell	3/16/17	737,655	746,603	8,948
	Canadian Dollar	Buy	1/18/17	762,745	757,435	5,310
	Chinese Yuan (Offshore)	Sell	2/16/17	1,477,771	1,507,331	29,560
	Euro	Sell	3/16/17	8,345	7,918	(427)
	Hong Kong Dollar	Sell	2/16/17	520,880	521,219	339
	Japanese Yen	Sell	2/16/17	645,182	789,517	144,335
	New Zealand Dollar	Sell	1/18/17	748,546	754,636	6,090
	Norwegian Krone	Sell	3/16/17	809,946	830,769	20,823
Barclays Bank PLC
	Australian Dollar	Sell	1/18/17	417,679	412,427	(5,252)
	British Pound	Sell	3/16/17	564,568	580,096	15,528
	Canadian Dollar	Buy	1/18/17	369,564	387,806	(18,242)
	Euro	Sell	3/16/17	1,155,998	1,137,824	(18,174)
	New Zealand Dollar	Sell	1/18/17	754,934	753,533	(1,401)
	Swiss Franc	Buy	3/16/17	476,235	481,265	(5,030)
Citibank, N.A.
	Australian Dollar	Buy	1/18/17	237,046	255,938	(18,892)
	British Pound	Sell	3/16/17	848,519	871,517	22,998
	Canadian Dollar	Buy	1/18/17	149	151	(2)
	Chinese Yuan (Offshore)	Sell	2/16/17	732,887	751,934	19,047
	Danish Krone	Sell	3/16/17	313,676	318,359	4,683
	Euro	Sell	3/16/17	412,940	395,212	(17,728)
	Japanese Yen	Sell	2/16/17	735,268	757,658	22,390
	New Zealand Dollar	Sell	1/18/17	754,865	758,260	3,395
Credit Suisse International
	Australian Dollar	Buy	1/18/17	190,661	202,151	(11,490)
	Canadian Dollar	Buy	1/18/17	1,501,501	1,513,111	(11,610)
	Canadian Dollar	Sell	1/18/17	1,510,887	1,510,341	(546)
	Euro	Buy	3/16/17	346,387	350,951	(4,564)
	Hong Kong Dollar	Sell	2/16/17	891,053	891,504	451
	New Zealand Dollar	Buy	1/18/17	443,364	462,300	(18,936)
	Swedish Krona	Buy	3/16/17	770,238	764,454	5,784
	Swiss Franc	Buy	3/16/17	310,224	313,552	(3,328)
Goldman Sachs International
	Australian Dollar	Sell	1/18/17	741,797	745,897	4,100
	British Pound	Sell	3/16/17	1,216,050	1,249,916	33,866
	Canadian Dollar	Buy	1/18/17	7,002	12,751	(5,749)
	Euro	Buy	3/16/17	749,291	765,782	(16,491)
	Euro	Sell	3/16/17	756,791	749,103	(7,688)
	Japanese Yen	Sell	2/16/17	653,337	749,289	95,952
	New Taiwan Dollar	Sell	2/16/17	743,832	751,520	7,688
	New Zealand Dollar	Sell	1/18/17	1,452,373	1,506,148	53,775
	Norwegian Krone	Buy	3/16/17	763,452	757,826	5,626
	Norwegian Krone	Sell	3/16/17	754,554	774,238	19,684
	Russian Ruble	Buy	3/16/17	799,703	761,533	38,170
	South Korean Won	Sell	2/16/17	715,066	738,210	23,144
HSBC Bank USA, National Association
	Canadian Dollar	Buy	1/18/17	749,037	756,409	(7,372)
	Euro	Sell	3/16/17	376,283	372,651	(3,632)
	Hong Kong Dollar	Sell	2/16/17	592,298	592,605	307
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/18/17	1,229,306	1,341,568	(112,262)
	British Pound	Sell	3/16/17	781,235	802,793	21,558
	Canadian Dollar	Buy	1/18/17	2,102,370	2,126,420	(24,050)
	Chinese Yuan (Offshore)	Sell	2/16/17	744,870	755,453	10,583
	Euro	Sell	3/16/17	1,710,703	1,726,807	16,104
	Hong Kong Dollar	Sell	2/16/17	783,170	783,574	404
	Japanese Yen	Sell	2/16/17	239,490	292,029	52,539
	New Taiwan Dollar	Sell	2/16/17	743,829	746,989	3,160
	New Zealand Dollar	Sell	1/18/17	1,372,588	1,373,795	1,207
	Norwegian Krone	Sell	3/16/17	753,152	776,347	23,195
	Singapore Dollar	Buy	2/16/17	167,201	174,486	(7,285)
	South Korean Won	Sell	2/16/17	715,066	741,442	26,376
	Swedish Krona	Buy	3/16/17	637,421	634,761	2,660
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/18/17	1,001,278	1,061,878	(60,600)
	British Pound	Sell	3/16/17	222,222	228,301	6,079
	Canadian Dollar	Buy	1/18/17	761,255	771,592	(10,337)
	Euro	Buy	3/16/17	333,077	352,083	(19,006)
	New Zealand Dollar	Sell	1/18/17	558,979	558,068	(911)
	Swedish Krona	Buy	3/16/17	769,477	760,134	9,343
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/18/17	61,895	109,395	(47,500)
	Canadian Dollar	Buy	1/18/17	754,475	766,259	(11,784)
	Euro	Sell	3/16/17	1,519,076	1,522,259	3,183
	Japanese Yen	Buy	2/16/17	681,060	732,694	(51,634)
	New Zealand Dollar	Sell	1/18/17	747,990	765,191	17,201
	Swedish Krona	Buy	3/16/17	800,383	772,527	27,856
UBS AG
	Australian Dollar	Buy	1/18/17	635,033	672,937	(37,904)
	Euro	Sell	3/16/17	45,107	28,109	(16,998)
	New Zealand Dollar	Sell	1/18/17	744,171	753,026	8,855
WestPac Banking Corp.
	Australian Dollar	Sell	1/18/17	429,655	421,156	(8,499)
	Canadian Dollar	Buy	1/18/17	149	149	—
	Euro	Sell	3/16/17	758,477	767,560	9,083

Total						$203,926

FUTURES CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

MSCI EAFE Index Mini (Short)	280	$23,458,400	Mar-17	$145,004
Russell 2000 Index Mini (Long)	441	29,919,645	Mar-17	(273,881)
Russell 2000 Index Mini (Short)	116	7,870,020	Mar-17	91,457
S&P 500 Index E-Mini (Long)	564	63,060,840	Mar-17	133,192
S&P 500 Index E-Mini (Short)	553	61,830,930	Mar-17	(132,211)
S&P Mid Cap 400 Index E-Mini (Long)	1	165,910	Mar-17	98
S&P Mid Cap 400 Index E-Mini (Short)	64	10,618,240	Mar-17	137,739
U.S. Treasury Bond 30 yr (Long)	101	15,216,281	Mar-17	(81,474)
U.S. Treasury Bond Ultra 30 yr (Long)	174	27,883,500	Mar-17	(232,565)
U.S. Treasury Bond Ultra 30 yr (Short)	3	480,750	Mar-17	4,025
U.S. Treasury Note 2 yr (Long)	405	87,758,438	Mar-17	(34,743)
U.S. Treasury Note 2 yr (Short)	43	9,317,563	Mar-17	3,274
U.S. Treasury Note 5 yr (Long)	806	94,837,235	Mar-17	(133,838)
U.S. Treasury Note 5 yr (Short)	38	4,471,234	Mar-17	5,877
U.S. Treasury Note 10 yr (Long)	260	32,313,125	Mar-17	(69,580)
U.S. Treasury Note 10 yr (Short)	314	39,024,313	Mar-17	82,781
U.S. Treasury Note Ultra 10 yr (Short)	27	3,619,688	Mar-17	7,329

Total				$(347,516)

WRITTEN OPTIONS OUTSTANDING at 12/31/16 (premiums $33,912) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

USD/JPY (Call)	May-17/JPY 125.00	$3,041,400	$25,761

Total			$25,761

TBA SALE COMMITMENTS OUTSTANDING at 12/31/16 (proceeds receivable $8,068,633) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.00%, 1/1/47	$4,000,000	1/18/17	$3,976,875
Federal National Mortgage Association, 3.00%, 1/1/32	3,000,000	1/23/17	3,078,984
Government National Mortgage Association, 4.00%, 1/1/47	1,000,000	1/24/17	1,062,032

Total			$8,117,891

WHEN-ISSUED SECURITIES SOLD at 12/31/16 (Unaudited)
COMMON STOCKS (—%)(a)	Shares	Value

Technology (—%)
Conduent, Inc.(NON)(WIS)	24,095	$359,016

Total when-issued securities sold (proceeds receivable $369,702)		$359,016

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$6,563,800	(E)	$29,624	3/15/47	3 month USD-LIBOR-BBA	2.704%	$177,336
	1,883,300	(E)	(8,504)	3/15/47	2.704%	3 month USD-LIBOR-BBA	(50,886)
	20,378,200	(E)	32,906	3/15/27	3 month USD-LIBOR-BBA	2.4885%	246,490
	25,736,400	(E)	(43,046)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(312,789)
	33,797,200	(E)	34,986	3/15/22	3 month USD-LIBOR-BBA	2.132%	198,395
	27,760,700	(E)	(30,840)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(165,063)
	65,375,500	(E)	14,048	3/15/19	3 month USD-LIBOR-BBA	1.6065%	75,894
	42,370,400	(E)	(12,496)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(52,579)

	Total		$16,678	$116,798
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$37,605	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$6
	399,332	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(127)
	117,687	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37)
	2,560	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(16)
	137,776	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(51)
	23,641	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	201
	104,955	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	109
	59,206	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6)
	29,571	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(82)
	849,752	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,159)
	262,796	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,471
Citibank, N.A.
	273,702	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(373)
baskets	237	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	868,777
units	5,141	—	11/27/17	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	(529,810)
Credit Suisse International
	$366,701	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(116)
	159,477	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(92)
Goldman Sachs International
	49,819	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(524)
	8,006	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(51)
	93,505	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14
	93,505	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14
	283,250	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(90)
	96,022	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(31)
	430,347	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,161)
	12,800	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	72
	15,407	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	86
	514,879	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(164)
	283,695	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,589

Total		$—	$336,449

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$957	$14,000	5/11/63	300 bp	$169
	CMBX NA BBB- Index	BBB-/P	1,868	31,000	5/11/63	300 bp	122
	CMBX NA BBB- Index	BBB-/P	3,828	62,000	5/11/63	300 bp	336
	Credit Suisse International
	CMBX NA BB Index	—	(18,665)	133,000	1/17/47	(500 bp)	(1,079)
	CMBX NA A Index	A/P	7,820	188,000	1/17/47	200 bp	3,550
	CMBX NA A Index	A/P	15,054	409,000	1/17/47	200 bp	5,765
	CMBX NA A Index	A/P	22,157	564,000	1/17/47	200 bp	9,348
	CMBX NA BB Index	—	(13,997)	793,000	5/11/63	(500 bp)	90,225
	CMBX NA BB Index	—	(46,658)	285,000	1/17/47	(500 bp)	(8,974)
	CMBX NA BBB- Index	BBB-/P	25,943	530,000	5/11/63	300 bp	(3,905)
	CMBX NA BBB- Index	BBB-/P	60,153	761,000	1/17/47	300 bp	17,296
	CMBX NA BBB- Index	BBB-/P	209,179	2,830,000	1/17/47	300 bp	49,803
	Goldman Sachs International
	CMBX NA BB Index	—	(37,135)	363,000	5/11/63	(500 bp)	10,574
	CMBX NA BB Index	—	(3,481)	23,000	1/17/47	(500 bp)	(439)
	CMBX NA A Index	A/P	42,351	840,000	1/17/47	200 bp	23,273
	CMBX NA BB Index	—	(18,117)	124,000	5/11/63	(500 bp)	(1,820)
	CMBX NA BB Index	—	(64,416)	381,000	1/17/47	(500 bp)	(14,037)
	CMBX NA BBB- Index	BBB-/P	2,226	46,000	5/11/63	300 bp	(365)
	CMBX NA BBB- Index	BBB-/P	3,077	59,000	5/11/63	300 bp	(245)
	CMBX NA BBB- Index	BBB-/P	55,992	597,000	5/11/63	300 bp	22,371
	CMBX NA BBB- Index	BBB-/P	57,205	761,000	5/11/63	300 bp	14,348
	CMBX NA BBB- Index	BBB-/P	5,300	62,000	1/17/47	300 bp	1,808
	CMBX NA BBB- Index	BBB-/P	5,925	85,000	1/17/47	300 bp	1,138
	CMBX NA BBB- Index	BBB-/P	28,026	329,000	1/17/47	300 bp	9,498
	CMBX NA BBB- Index	BBB-/P	37,726	479,000	1/17/47	300 bp	10,750
	CMBX NA BBB- Index	BBB-/P	49,611	571,000	1/17/47	300 bp	17,454
	JPMorgan Securities LLC
	CMBX NA A Index	A/P	13,244	302,000	1/17/47	200 bp	6,385
	CMBX NA BB Index	—	(17,547)	122,000	5/11/63	(500 bp)	(1,512)
	CMBX NA BB Index	—	(10,826)	77,000	5/11/63	(500 bp)	(706)
	CMBX NA BB Index	—	(9,838)	74,000	5/11/63	(500 bp)	(113)
	CMBX NA BBB- Index	BBB-/P	42,268	539,000	5/11/63	300 bp	11,913
	CMBX NA BBB- Index	BBB-/P	147,256	1,745,000	5/11/63	300 bp	48,984
	CMBX NA BBB- Index	BBB-/P	316	6,000	1/17/47	300 bp	(21)
	CMBX NA BBB- Index	BBB-/P	1,575	16,000	1/17/47	300 bp	673
	CMBX NA BBB- Index	BBB-/P	1,881	34,000	1/17/47	300 bp	(34)
	CMBX NA BBB- Index	BBB-/P	1,827	70,000	1/17/47	300 bp	(2,114)

	Total		$602,085	$320,419

*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$(1,021,626)	$24,659,000	12/20/21	500 bp	$546,062
	NA IG Series 27 Index	BBB+/P	(993,303)	94,300,000	12/20/21	100 bp	464,984

	Total		$(2,014,929)	$1,011,046

*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
JPY	Japanese Yen
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through December 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,031,501,947.
(b)	The aggregate identified cost on a tax basis is $1,226,507,393, resulting in gross unrealized appreciation and depreciation of $59,626,292 and $19,104,091, respectively, or net unrealized appreciation of $40,522,201.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,629,485, or 0.2% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$10,479,675	$14,545,707	$14,624,074	$15,536	$10,401,308
	Putnam Short Term Investment Fund***	200,030,946	3,000,002	1,000,000	286,300	202,030,948
	Totals	$210,510,621	$17,545,709	$15,624,074	$301,836	$212,432,256
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
*** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(WIS)	When-issued security.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $10,401,297, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $9,999,442.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $561,540,792 to cover certain derivative contracts, when-issued securities sold, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments (including when-issued securities sold) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $196,952 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $477,221 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $519,896 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$5,329,400	$7,988,531	$—
Capital goods	20,991,380	2,434,143	—
Communication services	10,375,983	3,637,612	617
Conglomerates	—	1,054,793	—
Consumer cyclicals	45,479,337	11,774,927	—
Consumer staples	24,851,317	8,097,360	—
Energy	23,059,489	5,267,607	3,402
Financials	58,761,560	19,056,007	—
Health care	40,032,341	7,809,600	—
Technology	62,631,895	2,817,513	—
Transportation	6,251,124	3,885,146	—
Utilities and power	10,277,074	3,990,260	—
Total common stocks	308,040,900	77,813,499	4,019
Asset-backed securities	—	1,615,000	—
Convertible bonds and notes	—	175,685	—
Convertible preferred stocks	—	97,061	—
Corporate bonds and notes	—	219,047,890	508,937
Foreign government and agency bonds and notes	—	7,640,227	—
Mortgage-backed securities	—	46,438,365	—
Preferred stocks	51,689	—	—
Purchased options outstanding	—	76,217	—
Senior loans	—	1,152,504	—
U.S. government agency obligations	—	129,615	—
U.S. government and agency mortgage obligations	—	215,831,995	—
Warrants	1,661	2,645	—
Short-term investments	202,510,948	185,890,737	—

Totals by level	$510,605,198	$755,911,440	$512,956

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$203,926	$—
Futures contracts	(347,516)	—	—
Written options outstanding	—	(25,761)	—
When-issued securities sold	(359,016)	—	—
TBA sale commitments	—	(8,117,891)	—
Interest rate swap contracts	—	100,120	—
Total return swap contracts	—	336,449	—
Credit default contracts	—	2,744,309	—

Totals by level	$(706,532)	$(4,758,848)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$3,338,774	$594,465
Foreign exchange contracts	907,596	653,214
Equity contracts	1,380,573	935,902
Interest rate contracts	693,399	1,044,711

Total	$6,320,342	$3,228,292

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)		$2,300,000
Written currency option contracts (contract amount)		$2,300,000
Futures contracts (number of contracts)		4,000
Forward currency contracts (contract amount)		$106,000,000
Centrally cleared interest rate swap contracts (notional)		$223,400,000
OTC total return swap contracts (notional)		$77,600,000
OTC credit default contracts (notional)		$13,600,000
Centrally cleared credit default contracts (notional)		$122,400,000
Warrants (number of warrants)		900

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$1,447,192	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,447,192
	OTC Total return swap contracts*#	—	1,787	—	868,777	—	1,775	—	—	—	—	—	—	—	—	872,339
	OTC Credit default contracts*#	—	—	—	—	159,492	117,427	—	—	35,880	—	—	—	—	—	312,799
	Centrally cleared credit default contracts§	—	—	41,222	—	—	—	—	—	—	—	—	—	—	—	41,222
	Futures contracts§	—	—	—	—	—	—	—	—	—	725,485	—	—	—	—	725,485
	Forward currency contracts#	215,405	15,528	—	72,513	6,235	282,005	307	157,786	—	—	15,422	48,240	8,855	9,083	831,379
	Purchased options#	—	—	—	—	—	—	—	76,217	—	—	—	—	—	—	76,217
	Repurchase agreements	—	—	—	—	—	—	91,628,000	—	—	—	—	—	—	—	91,628,000

	Total Assets	$215,405	$17,315	$1,488,414	$941,290	$165,727	$401,207	$91,628,307	$234,003	$35,880	$725,485	$15,422	$48,240	$8,855	$9,083	$95,934,633

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	1,412,727	—	—	—	—	—	—	—	—	—	—	—	1,412,727
	OTC Total return swap contracts*#	—	1,478	—	530,183	208	4,021	—	—	—	—	—	—	—	—	535,890
	OTC Credit default contracts*#	6,026	—	—	—	258,449	187,409	—	—	142,581	—	—	—	—	—	594,465
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	492,851	—	—	—	—	492,851
	Forward currency contracts#	42,556	48,099	—	36,622	50,474	29,928	11,004	143,597	—	—	90,854	110,918	54,902	8,499	627,453
	Written options#	—	—	—	—	—	—	—	25,761	—	—	—	—	—	—	25,761
	Reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	Total Liabilities	$48,582	$49,577	$1,412,727	$566,805	$309,131	$221,358	$11,004	$169,358	$142,581	$492,851	$90,854	$110,918	$54,902	$8,499	$3,689,147

	Total Financial and Derivative Net Assets	$166,823	$(32,262)	$75,687	$374,485	$(143,404)	$179,849	$91,617,303	$64,645	$(106,701)	$232,634	$(75,432)	$(62,678)	$(46,047)	$584	$92,245,486
	Total collateral received (pledged)##†	$129,615	$—	$—	$340,000	$(143,404)	$179,849	$91,617,303	$64,645	$(106,701)	$—	$(75,432)	$—	$(46,047)	$—
	Net amount	$37,208	$(32,262)	$75,687	$34,485	$—	$—	$—	$—	$—	$232,634	$—	$(62,678)	$—	$584

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2017